Deferred Revenue (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
UYBA [Member]
Deferred Revenue [Line Items]
Current deferred revenue	€ 186,094
Brera Milano [Member]
Deferred Revenue [Line Items]
Current deferred revenue	278,544	€ 224,248
FKAP [Member]
Deferred Revenue [Line Items]
Current deferred revenue	€ 17,274